Summary of Significant Accounting Policies - Summary of Capitalized Dry Docking Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Roll Forward]
Balance at the beginning of the year	$ 1,132,109
Balance at the end of the year	1,000,483	$ 1,132,109
Dry-docking activity
Property, Plant and Equipment [Roll Forward]
Balance at the beginning of the year	44,655	40,573	$ 51,474
Cost incurred for dry docking	21,922	28,165	15,483
Dry-dock amortization	(21,702)	(23,182)	(25,245)
Balance at the end of the year	29,494	44,655	40,573
Property, Plant and Equipment, Disposals	$ (15,381)	$ (901)	$ (1,139)